BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND BASIS OF PRESENTATION	BACKGROUND AND BASIS OF PRESENTATION
Background
On November 11, 2019, SunPower Corporation (“SunPower”) announced its intention to separate into two independent publicly traded companies: one comprising its solar panel cell and solar manufacturing operations and supply to resellers and commercial and residential end customers outside of the United States of America and Canada (the “Domestic Territory”), which will conduct business as Maxeon Solar Technologies, Pte. Ltd. (the “Company,” “Maxeon,” “we,” “us,” and “our”), a company incorporated under the Laws of Singapore and a wholly owned subsidiary of SunPower, and one comprising its solar panel manufacturing operations, equipment supply, and sales of energy solutions and services in the Domestic Territory, including direct sales of turn-key engineering, procurement and construction services, sales to its third-party dealer network, sales of energy under power purchase agreements, storage and services solutions, cash sales and long-term leases directly to end customers which will continue as SunPower.
On August 26, 2020 (the “Distribution Date”), SunPower completed the previously announced Spin-off (the “Spin-off”) of Maxeon. The Spin-off was completed by way of a pro rata distribution of all of the then-issued and outstanding ordinary shares, of Maxeon (the “Maxeon shares”) to holders of record of SunPower’s common stock (the “Distribution”) as of the close of business on August 17, 2020. As a result of the Distribution of the Maxeon shares, on the Distribution Date, Maxeon became an independent, public company under the name Maxeon Solar Technologies, Ltd. and the Maxeon shares started trading on the NASDAQ Global Select Market under the symbol “MAXN.”
In connection with the Spin-off, Maxeon and SunPower entered into a number of agreements providing for the framework of the relationship between the two companies following the Spin-off. On November 8, 2019, we entered into the Separation and Distribution Agreement with SunPower which sets forth our agreements with SunPower regarding the principal actions to be taken in connection with the separation and distribution. Immediately after the Distribution and pursuant to the terms of the November 8, 2019 Investment Agreement (the “Investment Agreement”), Maxeon and Tianjin Zhonghuan Semiconductor Co., Ltd., a PRC joint stock limited company (“TZS”), completed the previously announced transaction in which Zhonghuan Singapore Investment and Development Pte. Ltd., a Singapore private limited company (“TZS SG”) and an affiliate of TZS, purchased from Maxeon, for $298.0 million, 8,915,692 of Maxeon shares (the “TZS Investment”), representing approximately 29.5% of the outstanding Maxeon shares after giving effect to the Spin-off and the TZS Investment. Following the TZS Investment, Total Solar INTL SAS (“Total Solar”), Total Gaz Electricité Holdings France SAS, (“Total Gaz”, with Total Solar, each an affiliate of Total SE and collectively “Total”) held approximately a 36.4% beneficial ownership of Maxeon’s ordinary shares.
In connection with the TZS Investment, Maxeon, Total Solar, Total Gaz, and TZS SG, entered into a Shareholders Agreement relating to certain rights and obligations of each of Total and TZS SG bearing on Maxeon’s governance and the ability of Total and TZS SG to buy, sell or vote their Maxeon shares. At the closing of the TZS Investment, Maxeon also entered into a Registration Rights Agreement with Total and TZS SG, granting each of the shareholders certain registration rights with regard to their Maxeon shares.
Liquidity
Prior to the Spin-off, cash and the financing of our operations have historically been managed by SunPower. The components of Net parent (distribution) contribution include cash payments by SunPower to settle our obligations. These transactions were considered to be effectively settled for cash at the time the transaction is recorded. The Net parent (distribution) contribution represents the settlement as part of the Spin-off exercise.
The global spread of COVID-19 has created significant uncertainty and economic disruptions worldwide. In our response to the COVID-19 pandemic, we instituted certain measures, including requirements to work remotely for the majority of our workforce, travel restrictions and the idling of our factories in France, Malaysia, Mexico, and the Philippines consistent with actions taken or recommended by governmental authorities. All of our factories resumed production as of May 2020, in compliance with the relevant local restrictions. We implemented several mitigating actions to prudently manage our business during the current industry uncertainty relating to the COVID-19 pandemic. These actions include reducing management salaries, freezing hiring and merit increases, reducing capital expenditures and discretionary spending, and temporarily moving most of our employees to a four day work week in recognition of reduced demand and workloads due to the pandemic. Most of our employees reverted back to a full work week during the last week of June 2020 and returned to full salary during the last week of July 2020.
In addition, we rely on a limited number of suppliers for certain raw materials and components for our solar cells, panels and power systems, such as polysilicon, inverters and module material, and specifically our Huansheng joint venture for our Performance line modules. Events that disrupt production such as the recent polysilicon plant fires, flooding and COVID-19 would impact the overall supply of raw materials and components, which would in turn increase our costs and those of our suppliers. The resulting impact of such cost challenges at our Huansheng joint venture would negatively affect our results of operation as well. We continue to focus on improving our overall operating performance and liquidity, such as taking proactive steps to overcome freight and supply cost challenges, continuing optimization of our factories, controlling operating expenses, and managing cash flows and working capital.
Despite the challenging and volatile economic conditions, we believe that our total cash and cash equivalents will be sufficient to meet our obligations over the next 12 months from the date of issuance of our financial statements. We have considered the amended supply agreements with SunPower and our Huansheng joint venture which provide for flexibility of expedited repayment and extended credit period, respectively at our discretion. We have historically been successful in our ability to work with our vendors to obtain favorable payment terms, when possible, and our ability to reduce manufacturing output to reduce inventory in order to optimize our working capital. We may also choose to explore additional options in connection with our short-term liquidity needs, such as selling raw materials inventory to third parties, liquidating certain investments, implementing additional restructuring plans, and deferring or canceling uncommitted capital expenditures and other investment or acquisition activities. From time to time, we evaluate our staffing levels in response to changes in our business needs and demand for our products in order to manage costs and improve performance which may result in restructuring of our workforce and associated costs.
We may not be able to meet the financial covenants underlying the Bank Facilities (Note 11) which would limit our ability to draw under these facilities. We intend to either renegotiate the Bank Facilities or seek to raise additional financing on more favorable terms. Additionally, from time-to-time and under market conditions that we believe are favorable to us, we may consider capital market transactions, including the offering of debt and equity securities. We maintain an effective shelf registration statement to allow for optionality.
Although we have historically been able to generate liquidity, we cannot predict, with certainty, the outcome of our actions to generate liquidity as planned. Additionally, we are uncertain of the impact over time of the COVID-19 pandemic to our supply chain, manufacturing, and distribution as well as overall construction and consumer spending. While we currently do not anticipate the need to do so, if the COVID-19 pandemic causes adverse cash flow and liquidity trends greater than those we currently expect and have planned for, or if our ability to generate cash to support our operations is affected due to our challenges in obtaining supplies at competitive prices, we may find it necessary to seek additional financing.
Basis of Presentation Prior to Spin-off
Standalone financial statements have not been historically prepared for our business. These consolidated and combined financial statements of the Company have been derived (i) from the consolidated financial statements and accounting records of SunPower as if we had operated on our own during the periods presented and were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) prior to August 26, 2020 and (ii) subsequent to August 26, 2020, the consolidated financial statements of the Company as an independent public company.
Prior to Spin-off, as there is no controlling financial interest present between or among the entities that comprise our business, we are preparing the financial statements of the Company on a combined basis. Net parent investment in the Company’s business is shown in lieu of equity attributable to the Company as there is no consolidated entity in which SunPower holds an equity interest. Net parent’s investment represents its interest in the recorded net assets of the Company. See Note 3. Net Parent Investment and Transactions with SunPower and Total and Total S.A
Following the Spin-off, the audited consolidated financial statements include the accounts of the Company and its subsidiaries. All periods presented have been accounted for in conformity with GAAP and pursuant to the regulations of the SEC.
The following paragraphs describe the significant estimates and assumptions applied by management prior to Spin-off which is included in the Consolidated and Combined Statements of Operations and Comprehensive Loss.
The Consolidated and Combined Statements of Operations and Comprehensive Loss of the Company include all sales and costs directly attributable to the Company, including costs for facilities, functions and services used by the Company. The Consolidated and Combined Statements of Operations and Comprehensive Loss also reflect allocations of general corporate expenses from SunPower including, but not limited to, executive management, finance, legal, information technology, employee benefits administration, treasury, risk management, procurement, and other shared services. These allocations were made on a direct usage basis when identifiable, with the remainder allocated on the basis of revenue or headcount as relevant measures. Management of the Company and SunPower consider these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to, the Company. The allocations may not, however, reflect the expense the Company would have incurred as a standalone company for the period presented. Actual costs that may have been incurred if the Company had been a standalone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure.
In December 2015, SunPower issued $425.0 million in principal amount of its 4.00% senior convertible debentures due 2023 (the “4.00% debentures due 2023”), the proceeds of which were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, interest and other costs associated with the 4.00% debentures due 2023 are reflected in the Consolidated and Combined Statements of Operations and Comprehensive Loss up to the date of Spin-off. However, as the 4.00% debentures due 2023 are legal obligations of SunPower and were not transferred to the Company.
SunPower manages its global currency exposure by engaging in hedging transactions where management deems appropriate. This includes derivatives not designated as hedging instruments consisting of forward and option contracts used to hedge re-measurement of foreign currency denominated monetary assets and liabilities primarily for intercompany transactions, receivables from customers, and payables to third parties. The Company’s consolidated and combined financial statements include these hedging instruments to the extent the derivative instrument was designated as a hedging instrument of a hedged item (e.g., inventory) that is included in the consolidated and combined financial statements. Any changes in fair value of the hedging instrument previously recognized in the SunPower’s accumulated other comprehensive income (“AOCI”) for cash flow hedges are also included.
SunPower maintains various stock-based compensation plans at a corporate level. The Company’s employees participated in those programs and a portion of the cost of those plans is included in the Company’s combined financial statements. SunPower also has defined benefit plans at a subsidiary level for certain employees. Where a legal entity within the Company sponsors the plan, the related financial statement amounts are included in the consolidated and combined financial statements following the single employer accounting model.
As described in Note 13. Income Taxes, current and deferred income taxes and related tax expense have been determined based on the standalone results of the Company by applying Accounting Standards Codification No. 740, Income Taxes (“ASC 740”), to the Company’s operations in each country using the separate return approach, under which current and deferred income taxes are calculated as if a separate tax return had been prepared in each tax jurisdiction. In various tax jurisdictions, the Company and SunPower’s businesses operated within the same legal entity and certain of SunPower’s subsidiaries were part of a SunPower’s tax group. This required an assumption that the subsidiaries and operations of the Company in those tax jurisdictions operated on a standalone basis and constitute separate taxable entities. Actual outcomes and results could differ from these separate tax return estimates, including those estimates and assumptions related to realization of tax benefits within the SunPower’s tax groups. Uncertain tax positions represent those tax positions to which the Company is the primary obligor and are evaluated and accounted for as uncertain tax positions pursuant to ASC 740. Determining which party is the primary obligor to the taxing authority is dependent on the specific facts and circumstances of their relationship to the taxing authority.
Management believes that all allocations have been performed on a reasonable basis and reflect the services received by the Company, the cost incurred on behalf of the Company, and the assets and liabilities of the Company. Although the combined financial statements reflect management’s best estimate of all historical costs related to the Company, this may, however, not necessarily reflect what the results of operations, financial position, or cash flows would have been had the Company been a separate entity, nor the future results of the Company as it will exist upon completion of the proposed separation.